Distribution Date:	09/17/21	Bank 2018-BNK10
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2018-BNK10

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	4		A.J. Sfarra	(212) 214-8970	A.J. Sfarra@wellsfargo.com

Certificate Interest Reconciliation Detail	5		375 Park Avenue,2nd Floor | New York, NY 10152
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202

Bond / Collateral Reconciliation - Balances	8	NCB Master Servicer & NCB	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13	Special Servicer

Mortgage Loan Detail (Part 1)	14-16		Kathleen Luzik	(703) 302-1902
			2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	17-19
		General Special Servicer	Torchlight Loan Services, LLC
Principal Prepayment Detail	20
			Jacob M. K. Baron	(212) 488-3653	jbaron@torchlightinvestors.com

Historical Detail	21		475 Fifth Avenue, | New York, NY 10017

Delinquency Loan Detail	22	Operating Advisor & Asset	Pentalpha Surveillance LLC

Collateral Stratification and Historical Detail	23	Representations Reviewer
			Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	24
			375 North French Road,Suite 100 | Amherst, NY 14228
Specially Serviced Loan Detail - Part 2	25
		Certificate Administrator	Wells Fargo Bank, N.A.

Modified Loan Detail	26		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	27				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	28
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29
			General Contact	(302) 636-4140
Supplemental Notes	30
			1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	065404AW5	2.624000%	31,307,000.00	11,347,663.13	7,985,800.97	24,813.56	0.00	0.00	8,010,614.53	3,361,862.16	30.61%	30.00%
A-2	065404AX3	2.980000%	3,822,000.00	3,822,000.00	0.00	9,491.30	0.00	0.00	9,491.30	3,822,000.00	30.61%	30.00%
A-3	065404AY1	3.429000%	4,623,000.00	4,623,000.00	0.00	13,210.22	0.00	0.00	13,210.22	4,623,000.00	30.61%	30.00%
A-SB	065404AZ8	3.641000%	53,452,000.00	53,452,000.00	0.00	162,182.28	0.00	0.00	162,182.28	53,452,000.00	30.61%	30.00%
A-4	065404BA2	3.428000%	160,000,000.00	160,000,000.00	0.00	457,066.67	0.00	0.00	457,066.67	160,000,000.00	30.61%	30.00%
A-5	065404BB0	3.688000%	602,750,000.00	602,750,000.00	0.00	1,852,451.67	0.00	0.00	1,852,451.67	602,750,000.00	30.61%	30.00%
A-S	065404BC8	3.898000%	103,937,000.00	103,937,000.00	0.00	337,622.02	0.00	0.00	337,622.02	103,937,000.00	21.90%	21.50%
B	065404BD6	4.078000%	55,025,000.00	55,025,000.00	0.00	186,993.29	0.00	0.00	186,993.29	55,025,000.00	17.29%	17.00%
C	065404BE4	4.163000%	56,555,000.00	56,555,000.00	0.00	196,198.72	0.00	0.00	196,198.72	56,555,000.00	12.55%	12.38%
D	065404AA3	2.600000%	62,668,000.00	62,668,000.00	0.00	135,780.67	0.00	0.00	135,780.67	62,668,000.00	7.30%	7.25%
E	065404AC9	3.634604%	27,512,000.00	27,512,000.00	0.00	83,329.35	0.00	0.00	83,329.35	27,512,000.00	4.99%	5.00%
F	065404AE5	3.634604%	19,871,000.00	19,871,000.00	0.00	60,186.01	0.00	0.00	60,186.01	19,871,000.00	3.32%	3.38%
G*	065404AG0	3.634604%	41,269,474.00	41,269,474.00	0.00	140,251.40	0.00	1,600,407.95	140,251.40	39,669,066.05	0.00%	0.00%
R	065404AJ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	065404AL9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2FGGB3	4.484604%	64,357,446.03	63,306,954.60	420,305.31	237,391.63	0.00	84,232.02	657,696.94	62,802,417.27	0.00%	0.00%
Interest
Regular SubTotal			1,287,148,920.03	1,266,139,091.73	8,406,106.28	3,896,968.79	0.00	1,684,639.97	12,303,075.07	1,256,048,345.48

Notional Certificates
X-A	065404BF1	0.868482%	855,954,000.00	835,994,663.12	0.00	605,038.42	0.00	0.00	605,038.42	828,008,862.16
X-B	065404BG9	0.471107%	215,517,000.00	215,517,000.00	0.00	84,609.62	0.00	0.00	84,609.62	215,517,000.00
X-D	065404AN5	1.884604%	62,668,000.00	62,668,000.00	0.00	98,420.30	0.00	0.00	98,420.30	62,668,000.00
X-E	065404AQ8	0.850000%	27,512,000.00	27,512,000.00	0.00	19,487.67	0.00	0.00	19,487.67	27,512,000.00
X-F	065404AS4	0.850000%	19,871,000.00	19,871,000.00	0.00	14,075.29	0.00	0.00	14,075.29	19,871,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-G	065404AU9	0.850000%	41,269,474.00	41,269,474.00	0.00	29,232.54	0.00	0.00	29,232.54	39,669,066.05
Notional SubTotal			1,222,791,474.00	1,202,832,137.12	0.00	850,863.84	0.00	0.00	850,863.84	1,193,245,928.21

Deal Distribution Total					8,406,106.28	4,747,832.63	0.00	1,684,639.97	13,153,938.91

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	065404AW5	362.46408567	255.08036446	0.79258824	0.00000000	0.00000000	0.00000000	0.00000000	255.87295269	107.38372121
A-2	065404AX3	1,000.00000000	0.00000000	2.48333333	0.00000000	0.00000000	0.00000000	0.00000000	2.48333333	1,000.00000000
A-3	065404AY1	1,000.00000000	0.00000000	2.85749946	0.00000000	0.00000000	0.00000000	0.00000000	2.85749946	1,000.00000000
A-SB	065404AZ8	1,000.00000000	0.00000000	3.03416673	0.00000000	0.00000000	0.00000000	0.00000000	3.03416673	1,000.00000000
A-4	065404BA2	1,000.00000000	0.00000000	2.85666669	0.00000000	0.00000000	0.00000000	0.00000000	2.85666669	1,000.00000000
A-5	065404BB0	1,000.00000000	0.00000000	3.07333334	0.00000000	0.00000000	0.00000000	0.00000000	3.07333334	1,000.00000000
A-S	065404BC8	1,000.00000000	0.00000000	3.24833332	0.00000000	0.00000000	0.00000000	0.00000000	3.24833332	1,000.00000000
B	065404BD6	1,000.00000000	0.00000000	3.39833330	0.00000000	0.00000000	0.00000000	0.00000000	3.39833330	1,000.00000000
C	065404BE4	1,000.00000000	0.00000000	3.46916665	0.00000000	0.00000000	0.00000000	0.00000000	3.46916665	1,000.00000000
D	065404AA3	1,000.00000000	0.00000000	2.16666672	0.00000000	0.00000000	0.00000000	0.00000000	2.16666672	1,000.00000000
E	065404AC9	1,000.00000000	0.00000000	3.02883651	0.00000000	0.00000000	0.00000000	0.00000000	3.02883651	1,000.00000000
F	065404AE5	1,000.00000000	0.00000000	3.02883650	0.00000000	0.00000000	0.00000000	0.00000000	3.02883650	1,000.00000000
G	065404AG0	1,000.00000000	0.00000000	3.39842955	(0.36959303)	20.28505209	0.00000000	38.77946082	3.39842955	961.22053918
R	065404AJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	065404AL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2FGGB3	983.67723558	6.53079536	3.68864280	(0.01247377)	0.68842104	0.00000000	1.30881545	10.21943816	975.83762477

Notional Certificates
X-A	065404BF1	976.68176458	0.00000000	0.70685857	0.00000000	0.00000000	0.00000000	0.00000000	0.70685857	967.35205649
X-B	065404BG9	1,000.00000000	0.00000000	0.39258908	0.00000000	0.00000000	0.00000000	0.00000000	0.39258908	1,000.00000000
X-D	065404AN5	1,000.00000000	0.00000000	1.57050329	0.00000000	0.00000000	0.00000000	0.00000000	1.57050329	1,000.00000000
X-E	065404AQ8	1,000.00000000	0.00000000	0.70833345	0.00000000	0.00000000	0.00000000	0.00000000	0.70833345	1,000.00000000
X-F	065404AS4	1,000.00000000	0.00000000	0.70833325	0.00000000	0.00000000	0.00000000	0.00000000	0.70833325	1,000.00000000
X-G	065404AU9	1,000.00000000	0.00000000	0.70833323	0.00000000	0.00000000	0.00000000	0.00000000	0.70833323	961.22053918

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	24,813.56	0.00	24,813.56	0.00	0.00	0.00	24,813.56	0.00
A-2	08/01/21 - 08/30/21	30	0.00	9,491.30	0.00	9,491.30	0.00	0.00	0.00	9,491.30	0.00
A-3	08/01/21 - 08/30/21	30	0.00	13,210.22	0.00	13,210.22	0.00	0.00	0.00	13,210.22	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	162,182.28	0.00	162,182.28	0.00	0.00	0.00	162,182.28	0.00
A-4	08/01/21 - 08/30/21	30	0.00	457,066.67	0.00	457,066.67	0.00	0.00	0.00	457,066.67	0.00
A-5	08/01/21 - 08/30/21	30	0.00	1,852,451.67	0.00	1,852,451.67	0.00	0.00	0.00	1,852,451.67	0.00
X-A	08/01/21 - 08/30/21	30	0.00	605,038.42	0.00	605,038.42	0.00	0.00	0.00	605,038.42	0.00
X-B	08/01/21 - 08/30/21	30	0.00	84,609.62	0.00	84,609.62	0.00	0.00	0.00	84,609.62	0.00
A-S	08/01/21 - 08/30/21	30	0.00	337,622.02	0.00	337,622.02	0.00	0.00	0.00	337,622.02	0.00
B	08/01/21 - 08/30/21	30	0.00	186,993.29	0.00	186,993.29	0.00	0.00	0.00	186,993.29	0.00
C	08/01/21 - 08/30/21	30	0.00	196,198.72	0.00	196,198.72	0.00	0.00	0.00	196,198.72	0.00
X-D	08/01/21 - 08/30/21	30	0.00	98,420.30	0.00	98,420.30	0.00	0.00	0.00	98,420.30	0.00
X-E	08/01/21 - 08/30/21	30	0.00	19,487.67	0.00	19,487.67	0.00	0.00	0.00	19,487.67	0.00
X-F	08/01/21 - 08/30/21	30	0.00	14,075.29	0.00	14,075.29	0.00	0.00	0.00	14,075.29	0.00
X-G	08/01/21 - 08/30/21	30	0.00	29,232.54	0.00	29,232.54	0.00	0.00	0.00	29,232.54	0.00
D	08/01/21 - 08/30/21	30	0.00	135,780.67	0.00	135,780.67	0.00	0.00	0.00	135,780.67	0.00
E	08/01/21 - 08/30/21	30	0.00	83,329.35	0.00	83,329.35	0.00	0.00	0.00	83,329.35	0.00
F	08/01/21 - 08/30/21	30	0.00	60,186.01	0.00	60,186.01	0.00	0.00	0.00	60,186.01	0.00
G	08/01/21 - 08/30/21	30	849,832.33	124,998.49	0.00	124,998.49	(15,252.91)	0.00	0.00	140,251.40	837,153.43
RR Interest	08/01/21 - 08/30/21	30	44,939.86	236,588.85	0.00	236,588.85	(802.78)	0.00	0.00	237,391.63	44,305.02
Totals			894,772.19	4,731,776.94	0.00	4,731,776.94	(16,055.69)	0.00	0.00	4,747,832.63	881,458.45

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	13,153,938.91
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,756,596.14	Master Servicing Fee	15,620.54
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,142.69
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	545.14
ARD Interest	0.00	Operating Advisor Fee	1,948.28
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	272.57
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,756,596.14	Total Fees	24,819.22

Principal		Expenses/Reimbursements
Scheduled Principal	623,134.20	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	24,049.86
Principal Prepayments	7,782,972.08	Special Servicing Fees (Monthly)	(40,105.55)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	8,406,106.28	Total Expenses/Reimbursements	(16,055.69)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,747,832.63
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	8,406,106.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	13,153,938.91
Total Funds Collected	13,162,702.42	Total Funds Distributed	13,162,702.44

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,266,139,092.13	1,266,139,092.13	Beginning Certificate Balance	1,266,139,091.73
(-) Scheduled Principal Collections	623,134.20	623,134.20	(-) Principal Distributions	8,406,106.28
(-) Unscheduled Principal Collections	7,782,972.08	7,782,972.08	(-) Realized Losses	1,684,639.97
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	1,684,640.37
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	1,684,640.37	1,684,640.37	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,256,048,345.48	1,256,048,345.48	Certificate Other Adjustments**	(0.40)
Beginning Actual Collateral Balance	1,266,746,176.39	1,266,746,176.39	Ending Certificate Balance	1,256,048,345.48
Ending Actual Collateral Balance	1,256,326,425.37	1,256,326,425.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.40)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.40
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.48
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	5,699,249.81	0.45%	77	5.0550	NAP	Defeased	1	5,699,249.81	0.45%	77	5.0550	NAP
2,000,000 or less	9	14,235,475.26	1.13%	76	3.9239	2.487129	1.40 or less	12	181,869,067.56	14.48%	76	4.9832	0.571585
2,000,001 to 3,000,000	2	5,319,424.28	0.42%	76	4.3122	1.584299	1.41 to 1.50	4	39,060,273.79	3.11%	75	4.1192	1.471556
3,000,001 to 4,000,000	7	24,967,794.07	1.99%	68	4.2389	1.735143	1.51 to 1.75	9	155,408,631.97	12.37%	75	4.7135	1.577275
4,000,001 to 5,000,000	3	13,552,327.42	1.08%	75	4.4588	3.295380	1.76 to 2.00	10	111,714,399.86	8.89%	74	4.4840	1.909760
5,000,001 to 6,000,000	4	21,030,930.13	1.67%	67	4.6041	2.299791	2.01 to 2.25	7	114,516,880.05	9.12%	76	4.4405	2.136173
6,000,001 to 7,000,000	3	19,692,180.46	1.57%	75	4.3093	1.518094	2.26 to 2.75	20	481,884,002.17	38.37%	76	4.2432	2.452851
7,000,001 to 8,000,000	2	15,359,680.88	1.22%	76	3.9521	1.570500	2.76 to 3.00	1	20,000,000.00	1.59%	75	3.7700	2.800000
8,000,001 to 9,000,000	1	8,139,155.82	0.65%	77	4.3770	1.694100	3.01 or greater	4	140,850,000.00	11.21%	76	3.4745	3.541421
9,000,001 to 10,000,000	3	28,705,730.20	2.29%	76	4.2040	1.861184	Totals	69	1,256,048,345.48	100.00%	75	4.3553	2.089760
10,000,001 to 15,000,000	8	99,219,383.68	7.90%	75	4.4851	1.941931
15,000,001 to 20,000,000	6	110,370,109.40	8.79%	75	4.2980	1.900162
20,000,001 to 30,000,000	8	189,958,821.21	15.12%	75	4.4820	2.050520
30,000,001 to 50,000,000	6	235,625,115.70	18.76%	75	4.1760	2.204683
50,000,001 to 70,000,000	3	194,172,967.16	15.46%	76	4.5513	1.761441
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 90,000,000	2	176,000,000.00	14.01%	76	4.7902	1.983881
90,000,001 or greater	1	94,000,000.00	7.48%	76	3.3650	3.310800
Totals	69	1,256,048,345.48	100.00%	75	4.3553	2.089760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	5,699,249.81	0.45%	77	5.0550	NAP	Oregon	1	44,250,000.00	3.52%	75	3.9610	2.537600
Alabama	3	12,484,000.00	0.99%	77	4.5665	2.437000	Pennsylvania	7	24,924,780.88	1.98%	76	4.5834	1.696106
Arizona	1	1,774,691.36	0.14%	75	4.1750	2.574500	Rhode Island	1	27,500,000.00	2.19%	73	4.4450	2.386900
California	16	260,921,603.52	20.77%	75	3.9137	2.814295	South Carolina	1	4,802,327.42	0.38%	75	4.5500	1.499700
Colorado	3	25,578,604.67	2.04%	68	4.4813	2.055947	Tennessee	6	4,953,703.71	0.39%	75	4.1750	2.574500
Connecticut	1	2,996,913.58	0.24%	75	4.1750	2.574500	Texas	18	117,932,826.27	9.39%	76	4.1356	2.419245
Delaware	1	22,306,946.88	1.78%	74	4.5900	1.988300	Virginia	4	30,094,840.27	2.40%	77	4.5224	2.088395
Florida	3	4,833,122.09	0.38%	75	4.1136	2.367288	Washington	4	50,495,786.00	4.02%	76	4.5206	2.051640
Georgia	6	15,746,061.73	1.25%	76	4.4634	2.473196	Wisconsin	11	69,172,967.16	5.51%	77	5.3300	0.466500
Idaho	1	16,017,163.03	1.28%	75	4.6100	0.398600	Totals	180	1,256,048,345.48	100.00%	75	4.3553	2.089760
Illinois	19	90,531,570.88	7.21%	76	4.8242	1.644819
									Property Type³
Indiana	3	16,127,752.00	1.28%	76	4.4696	1.990711
Louisiana	12	74,295,707.00	5.92%	76	4.0772	2.357568		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maryland	1	24,117,124.52	1.92%	76	4.3610	1.906800		Properties	Balance	Agg. Bal.			DSCR¹
Massachusetts	2	11,957,526.54	0.95%	75	4.8951	0.619522	Defeased	1	5,699,249.81	0.45%	77	5.0550	NAP
Michigan	3	43,036,488.85	3.43%	72	4.6065	2.227103	Industrial	5	41,647,241.21	3.32%	71	4.3816	2.277944
Missouri	5	18,812,499.33	1.50%	76	4.9563	1.609845	Lodging	18	170,454,066.82	13.57%	76	5.0040	0.730303
Nevada	6	46,006,107.84	3.66%	76	4.5772	2.308609	Mobile Home Park	3	8,139,155.82	0.65%	77	4.3770	1.694100
New Hampshire	1	19,613,370.19	1.56%	75	5.0720	0.139300	Multi-Family	35	149,975,378.94	11.94%	76	4.5495	1.611332
New Jersey	9	76,799,681.75	6.11%	75	4.2269	1.927520	Office	11	318,144,622.45	25.33%	76	3.9621	2.608313
New Mexico	2	2,425,925.93	0.19%	75	4.1750	2.574500	Other	1	8,000,000.00	0.64%	77	4.5100	1.888200
New York	21	70,687,625.91	5.63%	75	4.0926	1.550474	Retail	31	282,114,601.66	22.46%	75	4.3016	2.192518
North Carolina	4	10,970,680.00	0.87%	77	4.5317	2.425650	Self Storage	75	271,874,028.77	21.65%	75	4.3332	2.465745
Ohio	2	5,848,430.36	0.47%	76	4.6410	2.270500	Totals	180	1,256,048,345.48	100.00%	75	4.3553	2.089760
Oklahoma	1	2,332,266.00	0.19%	75	4.0880	2.281100

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,699,249.81	0.45%	77	5.0550	NAP	Defeased	1	5,699,249.81	0.45%	77	5.0550	NAP
	3.500% or less	1	94,000,000.00	7.48%	76	3.3650	3.310800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	5	57,732,893.99	4.60%	75	3.6514	2.849596	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	15	142,940,157.53	11.38%	75	3.8481	2.402512	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	9	242,512,464.13	19.31%	75	4.1418	2.273418	37 months to 48 months	68	1,250,349,095.67	99.55%	75	4.3521	2.091583
	4.251% to 4.500%	14	193,808,021.85	15.43%	75	4.4272	2.286465	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	17	292,655,514.76	23.30%	76	4.5874	2.015120	Totals	69	1,256,048,345.48	100.00%	75	4.3553	2.089760
	4.751% to 5.000%	3	20,649,366.82	1.64%	67	4.8986	1.447915
	5.001% to 5.251%	2	130,607,964.60	10.40%	76	5.0251	1.112013
	5.251% or greater	2	75,442,711.99	6.01%	77	5.3286	0.486761
	Totals	69	1,256,048,345.48	100.00%	75	4.3553	2.089760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,699,249.81	0.45%	77	5.0550	NAP	Defeased	1	5,699,249.81	0.45%	77	5.0550	NAP
	59 months or less	2	8,363,280.91	0.67%	31	4.7992	1.729500	Interest Only	25	689,336,294.00	54.88%	75	4.2006	2.444174
	60 months to 83months	66	1,241,985,814.76	98.88%	76	4.3491	2.094021	300 months or less	4	88,384,195.23	7.04%	77	5.1987	0.652981
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 360 months	33	448,291,582.22	35.69%	75	4.4315	1.848996
	Totals	69	1,256,048,345.48	100.00%	75	4.3553	2.089760	361 months or greater	6	24,337,024.22	1.94%	76	4.1048	1.797597
								Totals	69	1,256,048,345.48	100.00%	75	4.3553	2.089760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	5,699,249.81	0.45%	77	5.0550	NAP				None
Underwriter's Information		2	34,403,542.88	2.74%	75	3.9710	2.264109
	12 months or less	51	1,133,257,563.77	90.22%	75	4.3742	2.107934
	13 months to 24 months	12	77,304,725.33	6.15%	75	4.2364	1.659667
	25 months or greater	3	5,383,263.69	0.43%	76	3.7851	3.749083
	Totals	69	1,256,048,345.48	100.00%	75	4.3553	2.089760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310944023	OF	Sunnyvale	CA	Actual/360	3.36525%	272,376.27	0.00	0.00	01/06/28	04/06/31	--	94,000,000.00	94,000,000.00	09/06/21
2	1751077	MF	Various	Various	Actual/360	5.00425%	387,810.00	0.00	0.00	N/A	01/01/28	--	90,000,000.00	90,000,000.00	09/01/21
3	300801737	SS	Various	Various	Actual/360	4.56625%	338,174.69	0.00	0.00	N/A	02/01/28	--	86,000,000.00	86,000,000.00	09/01/21
4	1750401	LO	Various	WI	Actual/360	5.33025%	318,092.72	132,473.95	0.00	N/A	02/01/28	--	69,305,441.11	69,172,967.16	09/01/21
5	309721005	SS	Various	LA	Actual/360	4.07025%	227,806.94	0.00	0.00	N/A	01/01/28	--	65,000,000.00	65,000,000.00	09/01/21
6	309721006	SS	Various	Various	Actual/360	4.17525%	215,708.33	0.00	0.00	N/A	12/01/27	--	60,000,000.00	60,000,000.00	09/01/21
7	453011676	RT	Friendswood	TX	Actual/360	3.77025%	129,855.56	0.00	0.00	N/A	12/01/27	--	40,000,000.00	40,000,000.00	09/01/21
7A	453011678				Actual/360	3.77025%	64,927.78	0.00	0.00	N/A	12/01/27	--	20,000,000.00	20,000,000.00	09/01/21
8	310942283	OF	Portland	OR	Actual/360	3.96125%	150,930.60	0.00	0.00	N/A	12/11/27	--	44,250,000.00	44,250,000.00	09/11/21
9	300801726	LO	Various	Various	Actual/360	5.07225%	177,598.33	55,130.81	0.00	N/A	12/01/27	--	40,663,095.41	40,607,964.60	09/01/21
10	1750967	OF	Sunnyvale	CA	Actual/360	3.61925%	128,546.34	0.00	0.00	N/A	12/06/27	--	41,250,000.00	41,250,000.00	09/06/21
11	600942648	OF	Detroit	MI	Actual/360	4.60025%	143,072.90	43,529.65	0.00	N/A	02/11/28	--	36,119,386.75	36,075,857.10	09/11/21
12	453011679	OF	Newark	NJ	Actual/360	4.25025%	72,403.69	25,984.29	0.00	N/A	12/01/27	--	19,783,930.66	19,757,946.37	09/01/21
12A	453011680				Actual/360	4.25025%	52,782.29	18,942.55	0.00	N/A	12/01/27	--	14,422,485.43	14,403,542.88	09/01/21
13	309721013	Various Various		Various	Actual/360	4.08825%	117,720.79	0.00	0.00	N/A	12/01/27	--	33,441,294.00	33,441,294.00	09/01/21
14	310942431	LO	Sherman Oaks	CA	Actual/360	4.47425%	107,873.11	0.00	0.00	N/A	12/11/27	--	28,000,000.00	28,000,000.00	07/11/21
15	300801680	RT	Warwick	RI	Actual/360	4.44525%	105,260.07	0.00	0.00	N/A	10/01/27	--	27,500,000.00	27,500,000.00	09/01/21
16	300801725	OF	Hunt Valley	MD	Actual/360	4.36125%	90,682.90	30,816.69	0.00	N/A	01/01/28	--	24,147,941.21	24,117,124.52	09/01/21
17	309721017	RT	Wilmington	DE	Actual/360	4.59025%	88,300.68	33,515.28	0.00	N/A	11/01/27	--	22,340,462.16	22,306,946.88	09/01/21
18	310942525	OF	Las Vegas	NV	Actual/360	4.70025%	88,174.32	31,631.01	0.00	N/A	01/11/28	--	21,786,380.82	21,754,749.81	09/11/21
19	300801728	SS	Los Angeles	CA	Actual/360	4.44625%	84,916.13	0.00	0.00	N/A	01/01/28	--	22,180,000.00	22,180,000.00	09/01/21
20	309721020	RT	Woodbridge	NJ	Actual/360	4.35525%	82,878.07	0.00	0.00	N/A	12/01/27	--	22,100,000.00	22,100,000.00	09/01/21
21	310942850	Various Various		VA	Actual/360	4.51025%	85,439.44	0.00	0.00	N/A	02/11/28	--	22,000,000.00	22,000,000.00	09/11/21
22	310941928	RT	Renton	WA	Actual/360	4.50025%	74,400.00	0.00	0.00	N/A	01/11/28	--	19,200,000.00	19,200,000.00	09/11/21
23	310943363	IN	Fremont	CA	Actual/360	4.22025%	65,410.00	0.00	0.00	N/A	01/11/28	--	18,000,000.00	18,000,000.00	09/11/21
24	310942658	RT	Everett	WA	Actual/360	4.53025%	67,855.00	0.00	0.00	N/A	01/11/28	--	17,395,000.00	17,395,000.00	09/11/21
25	310942894	LO	Boise	ID	Actual/360	4.61025%	63,678.28	23,829.51	0.00	N/A	12/11/27	--	16,040,992.54	16,017,163.03	09/11/21
26	1750911	RT	Lancaster	PA	Actual/360	4.90025%	61,417.52	20,314.39	0.00	N/A	01/01/28	--	14,555,831.43	14,535,517.04	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	610937427	RT	Cameron Park	CA	Actual/360	4.09025%	50,363.81	0.00	0.00	N/A	09/11/27	--	14,300,000.00	14,300,000.00	09/11/21
28	300801727	SS	San Diego	CA	Actual/360	4.55325%	53,320.69	0.00	0.00	N/A	01/01/28	--	13,600,000.00	13,600,000.00	09/01/21
29	300801699	LO	Evergreen	CO	Actual/360	4.41725%	39,565.66	16,130.32	0.00	N/A	11/01/27	--	10,402,357.54	10,386,227.22	09/01/21
30	1751106	OF	Las Vegas	NV	Actual/360	4.61025%	43,666.94	0.00	0.00	N/A	01/01/28	--	11,000,000.00	11,000,000.00	09/01/21
31	309721031	RT	Evansville	IN	Actual/360	4.65025%	43,845.62	0.00	0.00	N/A	01/01/28	--	10,950,000.00	10,950,000.00	09/01/21
32	1751045	LO	Goodlettsville	TN	Actual/360	5.32525%	43,497.23	7,801,352.12	0.00	N/A	12/01/27	--	9,485,992.49	0.00	09/01/21
33	410942786	RT	Denver	CO	Actual/360	4.44625%	38,502.31	12,664.03	0.00	N/A	12/11/27	--	10,056,760.57	10,044,096.54	09/11/21
34	410943084	IN	Fremont	CA	Actual/360	4.55025%	37,930.92	7,347.27	0.00	N/A	01/11/28	--	9,681,057.82	9,673,710.55	09/11/21
35	470105930	MF	Fort Lee	NJ	Actual/360	3.90025%	31,224.86	15,706.13	0.00	N/A	01/01/28	--	9,297,725.78	9,282,019.65	09/01/21
36	309721036	SS	Various	Various	Actual/360	4.15025%	34,842.71	0.00	0.00	N/A	01/01/28	--	9,750,000.00	9,750,000.00	09/01/21
37	300801735	MH	Various	NY	Actual/360	4.37725%	30,756.42	21,029.25	0.00	N/A	02/01/28	--	8,160,185.07	8,139,155.82	09/01/21
38	1750188	IN	Mount Prospect	IL	Actual/360	4.14525%	28,098.97	12,709.27	0.00	N/A	01/01/28	--	7,872,390.15	7,859,680.88	09/01/21
39	470107590	MF	Bronx	NY	Actual/360	3.75025%	24,218.75	0.00	0.00	N/A	01/01/28	--	7,500,000.00	7,500,000.00	09/01/21
40	470106670	MF	Lynbrook	NY	Actual/360	3.85025%	23,206.94	0.00	0.00	N/A	11/01/27	--	7,000,000.00	7,000,000.00	09/01/21
41	300801736	LO	Sacramento	CA	Actual/360	5.31325%	28,684.61	0.00	0.00	N/A	02/01/28	--	6,269,744.83	6,269,744.83	09/01/21
42	470104980	MF	Huntington	NY	Actual/360	3.83025%	21,201.65	6,096.04	0.00	N/A	11/01/27	--	6,428,531.67	6,422,435.63	09/01/21
43	300801734	IN	Southfield	MI	Actual/360	5.05525%	24,841.78	7,677.54	0.00	N/A	02/01/28	--	5,706,927.35	5,699,249.81	09/01/21
44	1751331	OF	Liberty Lake	WA	Actual/360	4.49525%	21,886.00	8,497.30	0.00	N/A	02/01/28	--	5,654,283.30	5,645,786.00	09/01/21
45	410939554	RT	Chesapeake	VA	Actual/360	4.55025%	19,799.64	7,594.61	0.00	N/A	12/11/27	--	5,053,434.88	5,045,840.27	09/11/21
46	410942269	RT	Dublin	OH	Actual/360	4.70025%	21,035.86	6,581.60	0.00	N/A	01/11/28	--	5,197,604.55	5,191,022.95	03/11/20
47	410942846	MF	Columbia	SC	Actual/360	4.55025%	18,856.82	10,473.58	0.00	N/A	12/11/27	--	4,812,801.00	4,802,327.42	09/11/21
48	410943276	SS	Colorado Springs	CO	Actual/360	4.68025%	20,772.29	6,134.40	0.00	N/A	01/11/25	--	5,154,415.31	5,148,280.91	09/11/21
49	300801722	SS	Las Vegas	NV	Actual/360	4.33225%	16,786.50	0.00	0.00	N/A	12/01/27	--	4,500,000.00	4,500,000.00	09/01/21
50	309721050	RT	Katy	TX	Actual/360	4.49025%	16,432.15	0.00	0.00	N/A	12/01/27	--	4,250,000.00	4,250,000.00	09/01/21
51	309721051	RT	Arlington	TX	Actual/360	4.62025%	15,932.33	5,905.88	0.00	N/A	01/01/28	--	4,004,773.86	3,998,867.98	09/01/21
52	410942281	SS	Oxnard	CA	Actual/360	4.43025%	15,258.89	0.00	0.00	N/A	12/11/27	--	4,000,000.00	4,000,000.00	09/11/21
53	410942848	OF	Detroit	MI	Actual/360	4.34025%	14,020.19	5,868.73	0.00	N/A	12/11/27	--	3,751,500.48	3,745,631.75	09/11/21
54	470107250	MF	Bronx	NY	Actual/360	3.77025%	11,206.36	5,970.93	0.00	N/A	01/01/28	--	3,451,945.78	3,445,974.85	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
55	470107230	MF	Bronx	NY	Actual/360	3.74025%	10,826.63	3,240.40	0.00	N/A	01/01/28	--	3,361,726.37	3,358,485.97	09/01/21
56	470106960	MF	Brooklyn	NY	Actual/360	3.68025%	10,170.56	5,670.20	0.00	N/A	12/01/27	--	3,209,503.72	3,203,833.52	09/01/21
57	410942078	IN	Romulus	MI	Actual/360	4.99025%	13,814.68	0.00	0.00	N/A	01/11/23	--	3,215,000.00	3,215,000.00	09/11/21
58	410942732	IN	Denton	TX	Actual/360	4.79025%	11,974.03	4,140.85	0.00	N/A	01/11/28	--	2,902,990.63	2,898,849.78	09/11/21
59	470107270	MF	Hartsdale	NY	Actual/360	3.74025%	7,809.18	4,217.08	0.00	N/A	01/01/28	--	2,424,791.58	2,420,574.50	09/01/21
60	470107210	MF	Forest Hills	NY	Actual/360	3.77025%	6,492.78	0.00	0.00	N/A	01/01/28	--	2,000,000.00	2,000,000.00	09/01/21
61	470107190	MF	New York	NY	Actual/360	3.78025%	6,261.29	1,825.93	0.00	N/A	02/01/28	--	1,923,591.69	1,921,765.76	09/01/21
62	470107340	MF	Eastchester	NY	Actual/360	3.77025%	6,057.49	3,227.53	0.00	N/A	01/01/28	--	1,865,916.72	1,862,689.19	09/01/21
63	470107070	MF	Bethpage	NY	Actual/360	3.84025%	5,977.14	1,694.07	0.00	N/A	01/01/28	--	1,807,602.54	1,805,908.47	09/01/21
64	410942979	SS	El Paso	TX	Actual/360	4.73025%	6,916.86	2,451.11	0.00	N/A	01/11/28	--	1,698,198.97	1,695,747.86	09/11/21
65	470106690	MF	New York	NY	Actual/360	3.79025%	4,855.58	2,590.63	0.00	N/A	11/01/27	--	1,487,794.60	1,485,203.97	09/01/21
66	470107170	MF	Brooklyn	NY	Actual/360	3.82025%	3,985.26	2,087.00	0.00	N/A	12/01/27	--	1,211,529.17	1,209,442.17	09/01/21
67	470107360	MF	New York	NY	Actual/360	3.92025%	3,901.37	1,054.35	0.00	N/A	02/01/28	--	1,155,772.19	1,154,717.84	09/01/21
68	470107400	MF	Brooklyn	NY	Actual/360	3.91025%	3,703.64	0.00	0.00	N/A	01/01/28	--	1,100,000.00	1,100,000.00	09/01/21
Totals							4,756,596.14	8,406,106.28	0.00				1,266,139,092.13	1,256,048,345.48
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	41,502,964.19	9,514,032.61	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,858,214.56	3,662,771.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,990,806.29	4,940,141.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	(668,937.24)	3,301,288.94	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,516,912.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	21,030,703.00	21,598,406.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	13,979,167.21	7,062,140.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,870,446.00	2,313,108.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,232,532.39	617,292.80	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	19,862,163.30	11,010,368.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,248,986.00	1,154,934.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,601,185.00	3,662,471.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,346,025.00	1,661,017.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	6,077,678.00	5,669,770.00	04/01/19	03/31/20	09/14/21	5,889,825.22	377,977.20	84,875.73	259,463.40	0.00	0.00
15	8,677,940.00	2,209,567.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,043,438.00	1,461,676.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,074,976.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,282,290.41	537,116.59	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,198,152.08	1,145,061.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,501,706.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,933,497.92	973,753.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,760,145.51	946,565.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,863,217.95	1,132,598.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,875,423.02	741,116.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	537,645.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,495,212.31	664,120.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,340,432.01	708,773.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,235,574.63	719,134.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,080,359.89	1,347,582.78	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,259,609.00	985,718.69	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,030,885.00	503,575.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	659,938.00	0.00	--	--	--	0.00	249,163.11	0.00	0.00	0.00	0.00
33	1,146,301.79	396,795.97	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,060,713.99	584,996.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	861,835.00	861,835.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
36	857,183.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	964,849.00	532,613.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	870,488.16	457,382.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	404,692.00	419,631.00	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
40	389,459.00	398,241.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
41	435,023.92	0.00	--	--	--	0.00	7,082.59	0.00	0.00	0.00	0.00
42	1,026,950.00	777,694.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	672,382.75	517,122.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	783,582.12	483,707.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	587,464.00	0.00	--	--	05/10/21	342,328.93	14,971.20	26,171.91	482,569.73	131,353.90	0.00
47	546,809.69	142,402.13	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	413,278.93	255,952.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,047,067.56	612,733.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	576,112.00	245,059.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	462,252.62	253,986.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	434,565.93	240,325.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	670,563.99	167,200.85	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	204,080.00	148,483.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	191,339.00	75,079.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
56	346,721.00	363,926.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	83,020.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	480,884.13	248,451.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	86,581.00	01/01/18	12/31/18	--	0.00	0.00	0.00	0.00	0.00	0.00
60	104,702.00	163,863.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
61	122,056.00	109,628.00	08/01/19	07/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	197,370.00	12/31/17	12/30/18	--	0.00	0.00	0.00	0.00	0.00	0.00
63	178,316.00	217,691.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
64	144,664.07	94,281.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	102,977.00	145,686.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
66	(37,733.00)	(37,733.00)	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
67	60,989.00	74,402.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	628,193.00	12/04/17	12/04/17	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	199,409,860.60	100,190,703.34				6,232,154.15	649,194.10	111,047.64	742,033.13	131,353.90	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
32	1751045	7,782,972.08	Disposition	0.00	0.00
Totals		7,782,972.08		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	1	28,000,000.00	0	0.00	1	5,191,022.95	0	0.00	0	0.00	0	0.00	0	0.00	1	7,782,972.08	4.355279%	4.323725%	75
08/17/21	0	0.00	0	0.00	5	50,053,341.87	0	0.00	0	0.00	1	6,269,744.83	0	0.00	0	0.00	4.362703%	4.329411%	76
07/16/21	0	0.00	0	0.00	5	49,834,938.43	0	0.00	0	0.00	1	27,744,784.18	0	0.00	0	0.00	4.362858%	4.329610%	77
06/17/21	0	0.00	0	0.00	5	49,912,447.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.363054%	4.329795%	78
05/17/21	0	0.00	0	0.00	5	49,983,190.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.363233%	4.329964%	79
04/16/21	0	0.00	1	1,100,000.00	4	48,960,103.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.363426%	4.330148%	80
03/17/21	1	1,100,000.00	0	0.00	4	49,030,231.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.363603%	4.330315%	81
02/18/21	0	0.00	0	0.00	4	49,119,524.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.363826%	4.330526%	82
01/15/21	0	0.00	0	0.00	4	49,188,990.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.363992%	4.330685%	83
12/17/20	0	0.00	0	0.00	4	49,258,167.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.364156%	4.330840%	84
11/18/20	1	16,263,473.96	0	0.00	4	49,296,662.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.364335%	4.331015%	85
10/19/20	0	0.00	0	0.00	4	49,331,941.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.364497%	4.331174%	86
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	310942431 07/11/21		1	1	84,875.73	259,463.40	0.00	28,000,000.00	07/16/20	9
46	410942269 03/11/20		17	6	26,171.91	482,569.73	131,353.90	5,311,454.62	04/16/20	9
Totals					111,047.64	742,033.13	131,353.90	33,311,454.62
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		3,215,000	3,215,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		5,148,281	5,148,281	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,247,685,065	1,214,494,042	33,191,023		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	1,256,048,345	1,222,857,323	28,000,000	0	5,191,023	0
Aug-21	1,266,139,092	1,216,085,750	0	0	50,053,342	0
Jul-21	1,266,516,456	1,216,681,518	0	0	49,834,938	0
Jun-21	1,267,239,210	1,217,326,762	0	0	49,912,448	0
May-21	1,267,900,731	1,217,917,540	0	0	49,983,191	0
Apr-21	1,268,618,078	1,218,557,975	0	1,100,000	48,960,103	0
Mar-21	1,269,274,034	1,219,143,803	1,100,000	0	49,030,232	0
Feb-21	1,270,103,412	1,220,983,887	0	0	49,119,525	0
Jan-21	1,270,711,124	1,221,522,133	0	0	49,188,991	0
Dec-20	1,271,280,602	1,222,022,434	0	0	49,258,168	0
Nov-20	1,271,800,598	1,206,240,462	16,263,474	0	49,296,662	0
Oct-20	1,272,276,574	1,222,944,632	0	0	49,331,942	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	310942431	28,000,000.00	28,000,000.00	48,725,000.00	08/08/20	5,067,605.00	2.02560	03/31/20	12/11/27	316
32	1751045	0.00	-	6,775,000.00	04/30/21	521,572.00	0.70240	12/31/19	12/01/27	254
41	300801736	6,269,744.83	6,427,393.06	12,000,000.00	10/14/20	346,923.92	0.71030	12/31/19	02/01/28	256
46	410942269	5,191,022.95	5,311,454.62	5,450,000.00	04/23/21	566,390.00	2.23200	12/31/19	01/11/28	316
68	470107400	1,100,000.00	1,100,000.00	16,600,000.00	01/04/18	611,693.00	14.03000	12/04/17	01/01/28	I/O
Totals		40,560,767.78	40,838,847.68	89,550,000.00		7,114,183.92

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	310942431	LO	CA	07/16/20	9

COVID related transfer. Courtyard Lost Angeles Sherman Oaks is a 213-room, full-service hotel located along Ventura Boulevard in Sherman Oaks, CA. The Property was built in 1968 and renovated in 2017. 2019 YE NOI DSCR was 2.44x with

81% occupancy. 2018 Y E NOI DSCR was 2.55x with 84.2% occupancy. The Loan is currently due for May through July payments. A Default Letter was issued to the Borrower on 6/11/2020 in response to the missed May and June payments.

The Borrower has request payment relief due to C OVID-19 hardships. Borrower has executed a PNA and has engaged a workout advisor. Lender and Borrower entered into a modification effective 7/11/2021 which brought interest payments current as of the effective date, extension of the interest-only period, and reimbursement of Lender's fees and expenses. Detailed terms of the modification can be found in the CREFC Loan Modification Report.

32	1751045	LO	TN	04/17/20	8

COVID related transfer. La Quinta Inn Goodlettsville is a limited service hotel located in Goodlettsville, TN consisting of 122 Rooms. The Loan is scheduled to mature on 12/01/2027 and has an outstanding principal balance of $9,798,201.54 as of 03/31/202 0. Due to the impacts of COVID-19, Borrower submitted a relief request to the Master Servicer and the loan was subsequently transferred to special servicing effective 4/17/2020. Lender filed the receivership complaint and borrower agreed to do a consent order and cooperate with turnover. Asset is in receivership effective 11/20/2020. GF Hotels as Receiver continued to manage the asset. Lender marketed the note for sale in June 2021 and sold the note for the high bid

	of $9,420,775. Sale closed effective 8/20/2021.

41	300801736	LO	CA	04/09/20	9

COVID related transfer. Best Western Sandman is a 112 room hotel located at 236 Jibboom Street, Sacramento, CA 95811. The hotel was built in 1973 and renovated in 2017. Borrower reached out to the Master Servicer seeking relief due to the impact of the COVID-19 crisis in early March 2020. Loan was transferred to Special Servicing on 4/9/2020. The loan is due for the 4/1/2020 payment. Lender will engage counsel and commence workout discussions with the Borrower.

Borrower has been uncooperative in allowing the lender to conduct an appraisal, but has remitted payments in an amount sufficient to bring P&I payments current through the July payment. Borrower has engaged a workout advisor and has shifted the conversation away from reinstatement without a modification. Lender and Borrower entered in a forbearance agreement effective 7/30/2021 which brought P&I payments current through 7/1/2020, a deferral period commencing August

2020 through and including December 2021 payment for principal payments, and waiver of monthly FF&E reserve deposits from August 2020 through October 2021. Detailed terms of the modification can be found in the CREFC Loan

	Modification Report.

46	410942269	RT	OH	04/16/20	9

COVID related transfer. Park Center Circle is a 22,183 SF retail – neighborhood strip center located in Dublin, Ohio. Due to the impact of COVID-19, borrower sent a relief request to the Master Servicer and the loan was transferred to special servicing effective 4/16/2020. Loan is due for April payment. Borrower has disbursed partial payments while discussions on a potential modification/forbearance are ongoing. Borrower decided to bring the loan current and closed on a

	reinstatement effective 9/10/20 21.		Special servicer is in the process of reinstating the loan back with the master servicer.

68	470107400	MF	NY	02/10/21	0
	Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	310942431	0.00	4.47403%	0.00	4.47403%	9	07/09/21	07/11/21	--
41	300801736	0.00	5.31303%	0.00	5.31303%	9	07/30/21	07/30/21	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
32	1751045 09/17/21	9,485,992.49	6,775,000.00	9,175,139.00	1,373,786.88	9,175,139.00	7,801,352.12	1,684,640.37	0.00	0.00	1,684,640.37	16.43%
Current Period Totals		9,485,992.49	6,775,000.00	9,175,139.00	1,373,786.88	9,175,139.00	7,801,352.12	1,684,640.37	0.00	0.00	1,684,640.37
Cumulative Totals		9,485,992.49	6,775,000.00	9,175,139.00	1,373,786.88	9,175,139.00	7,801,352.12	1,684,640.37	0.00	0.00	1,684,640.37

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
32	1751045	09/17/21	0.00	0.00	1,684,640.37	0.00	0.00	1,684,640.37	0.00	0.00	1,684,640.37
Current Period Totals			0.00	0.00	1,684,640.37	0.00	0.00	1,684,640.37	0.00		1,684,640.37
Cumulative Totals			0.00	0.00	1,684,640.37	0.00	0.00	1,684,640.37	0.00	0.00	1,684,640.37

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	6,027.78	0.00	0.00	22,665.85	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	(54,133.33)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	1,384.01	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(40,105.55)	0.00	0.00	24,049.86	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(16,055.69)

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the BANK 2018-BNK10 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 30 of 30